Contingent liabilities and commitments	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments	Contingent liabilities and commitments
Accounting for contingent liabilities
Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events and present obligations where the transfer of economic resources is uncertain or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the likelihood of an outflow of economic resources is remote.
The following table summarises the nominal principal amount of contingent liabilities and commitments which are not recorded on-balance sheet:

	Barclays Bank Group
	2024	2023
	£m	£m
Guarantees and letters of credit pledged as collateral security	16,814	17,578
Performance guarantees, acceptances and endorsements	9,751	9,251
Total contingent liabilities and financial guarantees	26,565	26,829
Of which: Financial guarantees and letters of credit carried at fair value	988	1,266

Documentary credits and other short-term trade related transactions	1,433	2,352
Standby facilities, credit lines and other commitments	352,344	335,583
Total commitments[1]	353,777	337,935
Of which: Loan commitments carried at fair value	15,350	15,203
Expected credit losses held against contingent liabilities and commitments equal £420m (2023: £473m) for Barclays Bank Group.